Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases
Schedule of amounts recognized in profit or loss

	2026	2026	2025
	US$	S$	S$

Depreciation of right-of-use assets	2,761,485	3,544,719	1,073,469
Interest expense on lease liabilities	210,181	269,794	114,966
Lease expense not capitalized in lease liabilities:
- Expense relating to short-term leases	5,191	6,663	-
Total amount recognized in profit or loss	2,976,857	3,821,176	1,188,435